Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net (Excluding Goodwill) [Table Text Block]

The changes in the carrying amount of intangible assets for the period ended June 30, 2012 is as follows:

RMB’000
Balance as of January 1, 2012	154,105
Amortization of intangible assets	(12,648)
Balance as of June 30, 2012	141,457
Balance as of June 30, 2012 (in USD)	22,266